Income Tax - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Increase in valuation allowance	$ 4,045,700	$ 2,800
Federal and State | Operating Loss Carry forwards Expiring Two Thousand Thirty One
Income Taxes [Line Items]
Operating loss carry forwards	2,000,000
Federal and State | Operating Loss Carry forwards Expiring Two Thousand Twenty One
Income Taxes [Line Items]
Operating loss carry forwards	$ 1,700,000